Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2020
Trade receivables.
Schedule of trade receivables

	At March 31,
	2020	2019	2018
	€M	€M	€M
Trade receivables	67.5	59.6	57.7
Allowance for impairment	—	(0.1)	(0.1)
	67.5	59.5	57.6